Subsequent Events - Additional Information (Detail) (USD $)						6 Months Ended	12 Months Ended															1 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2013		Feb. 06, 2013 Employee	Dec. 31, 2012	Feb. 28, 2013 Commercial Paper	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Jun. 30, 2013 Class A	Feb. 06, 2013 Class A IPO	Jun. 30, 2013 Class B	Jan. 28, 2013 Senior Notes	Jun. 30, 2013 Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Senior Notes Senior Notes 1.150% due 2016	Jun. 30, 2013 Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Senior Notes Senior Notes 1.875% due 2018	Jun. 30, 2013 Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Senior Notes Senior Notes 3.250% due 2023	Jun. 30, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Initial Purchasers	Jan. 28, 2013 Senior Notes Pfizer Transfer	Jan. 31, 2013 Subsequent Event Employee	Feb. 13, 2013 Subsequent Event Venezuela	Dec. 31, 2012 Subsequent Event Venezuela	Jan. 31, 2013 Subsequent Event Other Equity-Based or Cash-Based Awards	Feb. 06, 2013 Subsequent Event IPO	Feb. 28, 2013 Subsequent Event Commercial Paper	Jan. 31, 2013 Subsequent Event Stock Options	Feb. 06, 2013 Subsequent Event Class A	Feb. 06, 2013 Subsequent Event Class A IPO Vote	Feb. 06, 2013 Subsequent Event Class B	Feb. 06, 2013 Subsequent Event Class B IPO Vote	Jan. 28, 2013 Subsequent Event Senior Notes	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Subsequent Event Senior Notes Initial Purchasers	Jan. 28, 2013 Subsequent Event Senior Notes Pfizer Transfer
Subsequent Event [Line Items]
Debt, principal amount	$ 3,650,000,000			$ 582,000,000							$ 3,650,000,000	$ 400,000,000	$ 400,000,000	$ 750,000,000	$ 750,000,000	$ 1,350,000,000	$ 1,350,000,000	$ 1,150,000,000	$ 1,150,000,000	$ 2,650,000,000	$ 1,000,000,000												$ 3,650,000,000	$ 400,000,000	$ 750,000,000	$ 1,350,000,000	$ 1,150,000,000	$ 2,650,000,000	$ 1,000,000,000
Debt, unamortized discount											10,000,000																						10,000,000
Debt, stated interest rate													1.15%		1.875%		3.25%		4.70%															1.15%	1.875%	3.25%	4.70%
Debt, purchase price percent due to downgrade of investment grade											101.00%																						101.00%
Capacity of commercial paper program					1,000,000,000																						1,000,000,000
Commercial Paper	0																										0
Common stock, shares issued	500,000,000	[1]							99,015,000																					99,015,000
Share price									$ 26.00																					$ 26.00
Common stock, shares outstanding	500,000,000	[1]						99,015,000		400,985,000																			99,015,000		400,985,000
Number of vote per common shares																														1		10
Percentage owns outstanding common stock																																100.00%
Percentage owns outstanding common stock																										80.20%
Percentage of the combined voting power of our outstanding common stock																										97.60%
Exercise price percentage of the fair market value price at date of grant						100.00%																						100.00%
Contractual term						10 years	10 years																					10 years
Maximum annual payment made to plan participant																									$ 10,000,000
Number of employees			1,700																			1,700
Stock grant price per share																						$ 26.00
Venezuelan bolivar per U.S. dollar																							6.3	4.3

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.